Rmb-Denominated Us$-Settled Senior Notes	12 Months Ended
Dec. 31, 2012
Rmb-Denominated Us$-Settled Senior Notes
(16)	RMB-DENOMINATED US$-SETTLED SENIOR NOTES

On February 18, 2011 and April 11, 2011, the Company sold an aggregate principal amount of RMB 1,200,000 and RMB 500,000 10% US$-settled senior notes due 2014 (the “Senior Notes”) outside the United States pursuant to Regulation S under the United States Securities Act of 1933, as amended (the “Securities Act”). The net proceeds from the offering, after deducting the offering expenses of US$ 5,749, were approximately US$ 252,908. The Senior Notes bear interest at a rate of 10% per annum, payable semi-annually in arrears on February 28 and August 28 of each year beginning on August 28, 2011. The Senior Notes will mature on February 28, 2014 (“maturity date”). The indenture (the “Indenture”) provides that the Senior Notes are unsecured and guaranteed by certain subsidiaries of the Company organized outside of the PRC (the “Subsidiary Guarantees”).

The Indenture governing the Senior Notes restrict the Company and/or its subsidiaries from incurring additional indebtedness, as defined in the Indenture, unless (i) the Company and/or its subsidiaries are able to satisfy certain financial ratios, or (ii) the Company and/or its subsidiaries are able to incur such additional indebtedness pursuant to any of the exceptions to the financial ratio requirements, and meet other applicable restrictions as specified in the Indenture. In addition, the Indenture governing the Senior Notes includes a number of significant restrictive covenants, such as restriction on the Company’s ability, and the ability of most of its subsidiaries, to declare dividends on capital stock or purchase or redeem capital stock. For the four most recent full fiscal quarters, the “Consolidated Fixed Charge Coverage Ratio”, as defined in the indenture governing the RMB-denominated US$-settled senior notes (“Senior Notes”), is less than the required ratio of 2.5 to 1.0. As a result, the Group will not be able to incur any additional indebtedness until the Group’s “Consolidated Fixed Charge Coverage Ratio” significantly improves on the basis of the Group’s four most recent full fiscal quarters unless such indebtedness falls into one of the permitted exceptions or exemptions, such as re-financing existing indebtedness.

From August 29 to September 2, 2011, the Company repurchased RMB 68,400 (US$ equivalent: US$10,709) aggregate principal amount of the Senior Notes due 2014 in the open market for a total cash consideration of US$8,223. Debt issuance costs and debt discount totaled US$240 was written-off along with the repurchase transactions. Gain of US$2,246 on the repurchase was recorded in other income.

On December 14, 2012, the Company launched a solicitation of consents to obtain the consent of holders of at least a majority in aggregate principal amount of the Senior Notes to certain proposed amendments. On December 21, 2012, the Company received the required number of unrevoked consents from holders of the Senior Notes, which was necessary to approve the proposed amendments. On December 24, 2012, a supplemental indenture giving effect to the Proposed Amendments in compliance with the conditions contained in the Indenture was executed. According to the supplemental indenture, the Company and its subsidiaries are allowed to incur additional indebtedness, subject to various terms and conditions, to enhance the Group’s ability to take necessary actions to improve its liquidity and increase its cash flow under the current market conditions.

The above debt modification was not considered as a substantial modification of debt in accordance with ASC470. No debt extinguishment gain or loss is recognized.

The Senior Notes consisted of the following as of December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Principal	258,948	259,581
Less: debt discount, net (1)	(121)	(68)

Net carrying amount	258,827	259,513

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the maturity date of the Senior Notes.

The following table set forth total interest expense recognized related to the Senior Notes during the year ended December 31, 2011 and 2012:

	Year ended December 31, 2011	Year ended December 31, 2012
Contractual interest incurred	20,893	25,852
Amortization of debt issuance costs	1,427	1,866
Amortization of debt discount	38	53

Total interest incurred	22,358	27,771

Effective interest rate of the Senior Notes	11.35%	11.35%